SCHEDULE OF CONCENTRATION RISK FROM REVENUES (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Spetner Associates Inc [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance Carrier A [Member]
Product Information [Line Items]
Concentration risk, percentage	40.00%	30.00%
Insurance Carrier B [Member]
Product Information [Line Items]
Concentration risk, percentage	26.00%	19.00%
Insurance Carrier C [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	15.00%